Willkie Farr & Gallagher llp	787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111
February 18, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	BlackRock Equity Dividend Fund (Registration File Nos. 33-14517 and 811-5178)
Ladies and Gentlemen:
     On behalf of BlackRock Equity Dividend (the “Registrant”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 31 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).
     The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to register new classes of shares, the Investor B1 and Investor C1 Shares, of the Registrant. There have been no material changes to the Registrant’s disclosure and operations. Substantially all of the disclosure in the Prospectus and Statement of Additional Information has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Registrant or other BlackRock Funds. Consequently, on behalf of the Registrant, we hereby request that the Amendment be given limited review by the Staff.
     If you have any questions, please do not hesitate to call the undersigned at (212) 728-8681.
Sincerely,

/s/ Jack D. Cohen Jack D. Cohen
Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC Maria Gattuso Esq., Willkie Farr & Gallagher LLP
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